UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2008

Check here if Amendment [ ]
This Amendment (check only one) [ ] is a restatement
[ ] adds new holdings

Institutional Investment Manager Filing this Report:

Bank of America Corporation
100 North Tryon Street
Charlotte, NC 28255

Form 13F File Number: 028-00158

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Debra Ingraham Cho
Senior Vice President
980-388-8434

Signature, Place, and Date of Signing:

Debra Cho
Debra Ingraham Cho
New York, NY
August 12, 2008

Report Type:

[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
801-41391	Columbia Wanger Asset Management, LP
028-10483	Banc of America Investment Advisors, Inc.

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: 35,860,000

List of Other Included Managers:

08. 028-10265 Banc of America Securities LLC

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	ISSUE CLASS	CUSIP	VALUE (X1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
GHL ACQUISITION CORP	UNIT 99/99/9999	36172H207	35860	3655500	SH		DEFINED	08	3655500	0	0